SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net foreign currency translation gains (losses)	$ 57	$ 1,588	$ 233	$ (100)	$ (73)